Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Government bonds included within short-term investments	$88,313	$—	$88,313	$—
Corporate bonds included within short-term investments	42,115	—	42,115	—
Derivative financial instruments included in prepaid expenses and other current assets	45	—	45	—
Total financial assets	$130,473	$—	$130,473	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$261	$—	$261	$—
Total financial liabilities	$261	$—	$261	$—

	As of December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	$826	$—	$826	$—
Total financial assets	$826	$—	$826	$—

Schedule of Debt Securities	Short-term investments as of December 31, 2025 consisted of the following:

	As of December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Government bonds	$88,384	$—	$(71)	$88,313
Corporate bonds	42,122	—	(7)	42,115
Total short-term investments	$130,506	$—	$(78)	$130,428
The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates:

As of December 31, 2025
Due in 1 year or less	$130,428
Total	$130,428